Investment and return - Schedule of Cash and Cash Equivalents Reconciliation to Cash Flow Statement (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investment And Return [Abstract]
Cash and cash equivalents per balance sheet	€ 6,136	€ 4,159
Less: Bank overdrafts	(180)	(116)
Add: Cash and cash equivalents included in assets held for sale	0	2
Less: Bank overdraft included in liabilities held for sale	(6)	0
Cash and cash equivalents per cash flow statement	€ 5,950	€ 4,045	€ 4,225	€ 3,387